Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 972	$ 917
Accumulated depreciation	(609)	(455)
Property and equipment, net	363	462
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	110	110
Computers and software costs [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	382	359
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	476	443
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 4	$ 5